Condensed Statement of Operations - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2015
Revenues
Consulting fees		$ 1,325	$ 1,325
Expenses
General & administrative expenses	$ 1,232	2,299	10,365
Professional fees	30,000	10,000	14,725
Total Operating Expenses	31,232	$ 12,299	25,090
Other expense:
Interest expense	1,847
Interest and amortization expense			8,490
Total Expenses	33,079
Net Loss for the Period	$ (33,079)	$ (10,974)	$ (33,254)
Basic and diluted income (loss) per common share	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding
Basic and Diluted	12,356,462	12,816,906	12,816,906